Note 07 - Gain and Losses on derecognition of Financial Assets at Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 15	€ 344	€ 5
Losses	(15)	(33)	(2)
Net gains (losses) from derecognition of securities measured at amortized cost	€ 1	€ 311	€ 3

[1]	Prior years' comparatives aligned to presentation in the current year.